[logo] PIONEER
       Investments(R)







                                                          February 1, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Mid Cap Growth Fund (the "Fund")
     (File Nos. 2-79140 and 811-03564)
     CIK No. 0000706155

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, Class B and Class C shares and Class Y shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 39 to the Trust's registration statement on Form N-1A filed electronically with the Commission on January 28, 2008 (Accession No. 0000706155-08-000002).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

                                                 Very truly yours,


                                                 /s/ Lauren Giudice
                                                 Lauren Giudice
                                                 Senior Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Ms. Toby R. Serkin







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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